UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Convergent Wealth Advisors
Address: 2600 Tower Oaks Boulevard
         Suite 300
         Rockville, MD  20852

13F File Number:  28-13933

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Elliott
Title:     Chief Financial Officer and Chief Compliance Officer
Phone:     (301) 998-0322

Signature, Place, and Date of Signing:

     /s/ David Elliott     Rockville, MD/USA     November 15, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     14

Form13F Information Table Value Total:     $276,007 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ISHARES INC                    MSCI PAC J IDX   464286665     5695   128548 SH       SOLE                        0        0   128548
ISHARES TR                     MSCI GRW IDX     464288885    30351   552647 SH       SOLE                        0        0   552647
ISHARES TR                     RUSSELL 3000     464287689     4875    72281 SH       SOLE                        0        0    72281
ISHARES TR                     RUSSELL 2000     464287655     3809    56432 SH       SOLE                        0        0    56432
ISHARES TR                     RUSL 2000 VALU   464287630     1732    27941 SH       SOLE                        0        0    27941
ISHARES TR                     RUSSELL1000GRW   464287614    18669   363426 SH       SOLE                        0        0   363426
ISHARES TR                     MSCI EMERG MKT   464287234      804    17968 SH       SOLE                        0        0    17968
ISHARES TR                     S&P 500 INDEX    464287200    81122   708552 SH       SOLE                        0        0   708552
SPDR GOLD TRUST                GOLD SHS         78463V107   122176   955169 SH       SOLE                        0        0   955169
VANGUARD BD INDEX FD INC       SHORT TRM BOND   921937827      569     6956 SH       SOLE                        0        0     6956
VANGUARD INDEX FDS             STK MRK ETF      922908769      218     3736 SH       SOLE                        0        0     3736
VANGUARD INDEX FDS             REIT ETF         922908553      336     6450 SH       SOLE                        0        0     6450
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858     5102   112225 SH       SOLE                        0        0   112225
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775      549    12083 SH       SOLE                        0        0    12083